Jun. 05, 2020

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Service, Investor, Class P, Class R,

Class R6 Shares (as applicable) of the

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Goldman Sachs Equity Income Fund

Goldman Sachs Income Builder Fund

Goldman Sachs Rising Dividend Growth Fund

Goldman Sachs International Equity Income Fund

Goldman Sachs MLP & Energy Fund

Goldman Sachs MLP Energy Infrastructure Fund

Goldman Sachs Global Infrastructure Fund

Goldman Sachs Balanced Strategy

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs Satellite Strategies Portfolio

(each, a “Fund”)

Supplement dated June 5, 2020 to the current

Prospectuses and Summary Prospectuses (as applicable)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “the Portfolio,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus or a Summary Prospectus.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following paragraph is added under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Dividend-Paying Investments Risk. The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.

The following paragraph is added under the “Risks of the Funds” and the “Risks of the Underlying Funds” sections of the Prospectuses:

Dividend-Paying Investments Risk—A Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. For example, in response to the outbreak of a novel strain of coronavirus (known as COVID-19), the U.S. Government passed the Coronavirus Aid, Relief and Economic Security Act in March 2020, which established loan programs for certain issuers impacted by COVID-19. Among other conditions, borrowers under these loan programs are generally restricted from paying dividends. The adoption of new legislation could further limit or restrict the ability of issuers to pay dividends. To the extent that dividend-paying securities are concentrated in only a few market sectors, a Fund may be subject to the risks of volatile economic cycles and/or conditions or developments that may be particular to a sector to a greater extent than if its investments were diversified across different sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. A sharp rise in interest rates or an economic downturn could cause an issuer to abruptly reduce or eliminate its dividend. This may limit the ability of a Fund to produce current income.